Transactions with Parties-in-Interest and Related Parties (Additional Information) (Details)	Dec. 31, 2025 USD ($)
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan, Amount of Plan Received	$ 4,217,604